UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment:      ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                           ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Snyder Capital Management, L.P.
Address:    One Market Plaza, Steuart Tower, Suite 1200
            San Francisco, CA  94105

Form 13F File Number:   28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Sonja L. Commer
Title:      Chief Compliance Officer
Phone:      415-392-3900

Signature, Place and Date of Signing:

-----------------------------
Sonja L. Commer                     San Francisco, CA February 10, 2009
            [Signature]             [City, State]                 [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         68

Form 13F Information Table Value Total:         1,523,009 (x1000)


List of Other Included Managers:

None

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
NAME OF ISSUER                TITLE   CUSIP        VALUE    SHARES            INV. DISC. OTHER VOTING AUTH
                              OF                   X1000                                 MGR
                              CLASS
                                                                                               SOLE     SHR         NONE
Advance Auto Parts Inc.       COM        00751Y106    8,009     238,000 SH   Defined             28,400     209,600
American Reprographics Co.    COM        029263100    5,699     825,983 SH   Defined              2,000     739,783      84,200
AnnTaylor Stores Corp.        COM        036115103    7,649   1,325,700 SH   Defined             11,000   1,190,200     124,500
Arch Chemical Inc.            COM        03937R102   37,765   1,448,599 SH   Defined              3,800   1,290,699     154,100
Ashland Inc.                  COM        044209104   10,061     957,300 SH   Defined             29,300     845,100      82,900
Brookfield Asset Management   COM        112585104   45,267   2,964,448 SH   Defined             73,837   2,674,387     216,224
-
CEC Entertainment, Inc.       COM        125137109   17,100     705,167 SH   Defined              2,200     636,067      66,900
Cabot Corp.                   COM        127055101   40,032   2,616,474 SH   Defined             55,400   2,366,274     194,800
Cabot Microelectronics        COM        12709P103   49,534   1,900,052 SH   Defined             42,300   1,707,997     149,755
Cambrex Corp.                 COM        132011107    9,938   2,150,998 SH   Defined              5,100   1,906,098     239,800
CapLease, Inc.                COM        140288101    5,463   3,157,781 SH   Defined              9,500   2,731,181     417,100
Cedar Shopping Centers Inc.   COM        150602209   17,791   2,512,916 SH   Defined              1,900   2,203,516     307,500
Central European Media        COM        G20045202   26,224   1,207,367 SH   Defined             27,800   1,094,367      85,200
Chico's FAS Inc.              COM        168615102   16,864   4,034,400 SH   Defined             11,800   3,565,700     456,900
Clean Harbors Inc.            COM        184496107   66,877   1,054,185 SH   Defined             17,700     958,975      77,510
Cognex Corp                   COM        192422103   10,954     740,104 SH   Defined              1,500     655,404      83,200
Comstock Resources Inc.       COM        205768203   37,805     800,100 SH   Defined              2,100     719,000      79,000
Curtiss-Wright Corp           COM        231561101   21,380     640,300 SH   Defined             41,300     599,000
Cytec Industries, Inc.        COM        232820100   23,060   1,086,700 SH   Defined             25,000     973,000      88,700
Devon Energy Corp.            COM        25179M103   15,846     241,144 SH   Defined             16,260     224,884
Dress Barn Inc.               COM        261570105   17,604   1,639,086 SH   Defined              4,400   1,437,286     197,400
Drew Industries               COM        26168L205   10,559     879,898 SH   Defined              2,300     776,398     101,200
Esterline Technologies Corp   COM        297425100   38,326   1,011,499 SH   Defined              3,000     974,999      33,500
FTI Consulting                COM        302941109   30,239     676,798 SH   Defined              2,200     592,498      82,100
Franklin Electric Co Inc      COM        353514102   41,802   1,487,098 SH   Defined             30,400   1,342,798     113,900
Graco Inc.                    COM        384109104   20,902     880,825 SH   Defined             22,011     780,450      78,364
Haemonetics Corp.             COM        405024100   41,510     734,685 SH   Defined              2,100     654,675      77,910
Harley-Davidson Inc.          COM        412822108    7,078     417,100 SH   Defined             18,300     398,800
Heico Corp - Class A          COM        422806208   14,303     493,900 SH   Defined              1,500     441,300      51,100
Henry Schein, Inc.            COM        806407102    2,928      79,800 SH   Defined              9,200      70,600
ITT Educational Services Inc  COM        45068B109   10,505     110,600 SH   Defined             13,200      97,400
Idex Corp.                    COM        45167R104   19,332     800,500 SH   Defined             30,400     718,700      51,400
Itron Inc                     COM        465741106   32,370     507,839 SH   Defined              1,500     449,089      57,250
Kaman Corp                    COM        483548103   23,600   1,301,687 SH   Defined              3,800   1,252,287      45,600
Kennametal Inc.               COM        489170100   61,093   2,753,182 SH   Defined             59,500   2,481,634     212,048
Ladish Co Inc.                COM        505754200   17,627   1,272,672 SH   Defined              3,400   1,105,972     163,300
Lance Inc                     COM        514606102   18,030     785,970 SH   Defined              1,887     696,942      87,141
Liberty Media                 COM        53071M500    5,728     327,692 SH   Defined             17,836     309,856
Corp.-Entertainm
Lowe's Cos Inc.               COM        548661107    1,735      80,600 SH   Defined                         80,600
Mid-America Apartment         COM        59522J103   23,229     625,100 SH   Defined              9,700     551,700      63,700
Communit
Molex Inc. - Cl A             COM        608554200   11,133     859,700 SH   Defined             53,500     806,200
NCR Corp.                     COM        62886E108   15,078   1,066,320 SH   Defined             60,800   1,005,520
Nabors Industries Ltd         COM        G6359F103    4,911     410,300 SH   Defined             44,400     365,900
O'Reilly Automotive Inc.      COM        686091109   30,499     992,164 SH   Defined             60,700     931,464
Orthofix International NV     COM        N6748L102   16,607   1,083,320 SH   Defined              2,800     963,720     116,800
Parexel Intl Corp             COM        699462107   18,333   1,888,032 SH   Defined              6,000   1,675,332     206,700
Patterson-UTI Energy Inc.     COM        703481101   36,256   3,149,935 SH   Defined             57,900   2,834,835     257,200
Precision Castparts Corp      COM        740189105   12,919     217,200 SH   Defined              8,400     208,800
R.R. Donnelley & Sons         COM        257867101    2,140     157,600 SH   Defined             19,700     137,900
RBC Bearings Inc.             COM        75524B104   13,168     649,300 SH   Defined              1,900     576,600      70,800
Republic Services Inc. - Cl.A COM        760759100   14,564     587,512 SH   Defined             57,750     529,762
Rockwell Collins Inc.         COM        774341101    5,789     148,100 SH   Defined             16,600     131,500
Scholastic Corp.              COM        807066105   13,797   1,016,016 SH   Defined              3,300     874,020     138,696
Shaw Group Inc.               COM        820280105   29,651   1,448,498 SH   Defined             34,100   1,292,198     122,200
Simpson Manufacturing         COM        829073105   69,961   2,520,223 SH   Defined             54,000   2,284,023     182,200
Steelcase Inc. Cl A           COM        858155203   15,508   2,759,400 SH   Defined             74,800   2,457,200     227,400
Texas Industries Inc.         COM        882491103   22,497     652,100 SH   Defined              2,000     581,100      69,000
Thor Industries, Inc.         COM        885160101   14,165   1,074,700 SH   Defined             33,600     951,500      89,600
UGI Corp.                     COM        902681105   58,927   2,413,046 SH   Defined             39,300   2,249,646     124,100
United Stationers Inc         COM        913004107   42,087   1,256,698 SH   Defined             38,100   1,129,698      88,900
Universal Health Services - B COM        913903100   15,858     422,100 SH   Defined             25,200     396,900
Wabco Holdings Inc.           COM        92927K102    1,334      84,495 SH   Defined             10,166      74,329
Warnaco Group                 COM        934390402   10,754     547,832 SH   Defined              1,600     489,348      56,884
Waste Connections Inc.        COM        941053100   28,937     916,600 SH   Defined              2,800     806,800     107,000
West Pharmaceutical Services  COM        955306105   62,494   1,654,582 SH   Defined             36,100   1,487,882     130,600
I
Williams-Sonoma Inc           COM        969904101    3,214     408,900 SH   Defined             37,800     371,100
iShares Russell 2000 Index    COM        464287655   28,668     582,200 SH   Defined                        582,200
Fun
iShares Russell Midcap Index  COM        464287499   11,944     200,000 SH   Defined                        200,000
F





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